PATENTS, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
PATENTS, NET

10.	PATENTS, NET

Patents consist of the following:

	September 30, 2025	December 31, 2024

Patents	$274,700	$274,700
Less: accumulated amortization	(1,786)	(1,099)

TOTAL PATENTS	$272,914	$273,601

As of September 30, 2025, six of the Company’s fifty-seven international patents were issued and began being amortized over twenty years. As of September 30, 2024, five of the Company’s forty-four patents were approved by the countries in which the patent applications were filed. Amortization expense was $235 and $688 and $234 and $577 for the three and nine months ended September 30, 2025 and 2024, respectively.

8. PATENTS, NET

Patents consist of the following:

	2024	2023

Patents	$274,700	$198,200
Total patents	274,700	198,200
Less: accumulated amortization	(1,099)	(287)

TOTAL PATENTS	$273,601	$197,913

As of December 31, 2024, five (5) of the Company’s fifty-nine (59) patents were approved and began being amortized over twenty years. As of December 31, 2023, three (3) patents were approved by the countries in which the patent applications were filed. During the year ended December 31, 2024 the Company filed for thirteen (13) patents for a total filing fee of $76,500. Amortization expense was $812 and $287 for the years ended December 31, 2024 and 2023, respectively.